Financial assets and financial liabilities - Summary of maturities of borrowings (excluding lease liabilities) and exposure to interest rates (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 451,413	$ 304,767
Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	288,474	152,048
Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	162,939	152,719
Less than one year [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	43,370	4,841
Less than one year [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	18,947	55,111
One to two years [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	200,172	14,721
One to two years [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	99,060	14,721
Three to five years [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	44,932	132,486
Three to five years [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 44,932	$ 132,487